Label	Element	Value
MFS® Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is August 10, 2017. MFS® Global Bond Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Global Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Effective immediately, the sixth paragraph in the section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is deleted in its entirety.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective immediately, the sub-section entitled "Non-Diversification Risk" under the sub-heading entitled "Principal Risks" under the main heading entitled "Summary of Key Information" is deleted in its entirety.